Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2018	Mar. 15, 2019	Jun. 30, 2018
Document And Entity Information
Entity Registrant Name	FRP HOLDINGS, INC.
Entity Central Index Key	0000844059
Document Type	10-K
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Accelerated Filer
Entity Public Float			$ 537,622,063
Entity Common Stock, Shares Outstanding		9,950,821
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2018
Is Entity a smaller reporting company	true
Is Entity an emerging growth company	false
Is Entity a shell company	false